Investment Objectives and Goals	Apr. 30, 2026
Horizon Kinetics Inflation Beneficiaries ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Kinetics Inflation Beneficiaries ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Kinetics Inflation Beneficiaries ETF (the “Inflation Beneficiaries ETF” or the “Fund”) seeks long-term growth of capital in real (inflation-adjusted) terms.
Horizon Kinetics Blockchain Development ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Kinetics Blockchain Development ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Kinetics Blockchain Development ETF (the “Blockchain Development ETF” or the “Fund”) seeks long-term growth of capital.
Horizon Kinetics Energy and Remediation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Kinetics Energy and Remediation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Kinetics Energy and Remediation ETF (the “Energy and Remediation ETF” or the “Fund”) seeks long-term growth of capital.
Horizon Kinetics Medical ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Kinetics Medical ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Horizon Kinetics Medical ETF (“Medical ETF” or the “Fund”) seeks to provide long-term growth of capital.
Horizon Kinetics SPAC Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Kinetics SPAC Active ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Horizon Kinetics SPAC Active ETF (“SPAC ETF” or the “Fund”) seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis.
Horizon Kinetics Japan Owner Operator ETF
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Kinetics Japan Owner Operator ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Kinetics Japan Owner Operator ETF (the “Japan Owner Operator ETF” or the “Fund”) seeks long-term growth of capital.